Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

24. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is, from time to time, subject to claims and disputes arising in the normal course of business. In the opinion of the management, while the outcome of any such claims and disputes cannot be predicted with certainty, its ultimate liability in connection with these matters is not expected to have a material adverse effect on the Group’s results of operations.

Through the issuance date of this report, Tianjin Geological Engineering Survey and Design Institute Co., Limited filed proceedings with the Group, see Note 25 Subsequent events for details. Except for the above and Jinghong Dispute, the Group is not aware of any pending or threatened claims and litigation as of December 31, 2023 and through the issuance date of these consolidated financial statements.

Jinghong Dispute

On December 3, 2018, Tianjin Jinghong Investment Development Group Co., Ltd. (“Jinghong”) and Tianqi Group entered into a cooperation agreement (the “2018 Cooperation Agreement”), under which Jinghong agreed to acquire the 100% equity interest of Tianjin Tianqi Group Meiya Automobile Manufactory Co., Ltd. (“Meiya Automobile”) from Tianjin Benefo Machinery Equipment Group Co., Ltd. (“Tianjin Benefo”) with the consideration provided by Tianqi Group.

On May 21, 2019, Jinghong and Tianqi Group entered into an updated cooperation agreement (the “2019 Cooperation Agreement”), the purpose of which was partly to amend and restate some of the material terms of the 2018 Cooperation Agreement, under which Tianqi Group agreed to cooperate with Jinghong in the field of NEVs through a newly-established joint venture after Jinghong acquires the equity interest of Meiya Automobile. Under the same agreement, Tianqi Group agreed that after Jinghong signed an equity transfer agreement with Tianjin Benefo to acquire the 100% equity interest of Meiya Automobile (the “Equity Transfer Agreement”), Tianqi Group shall pay Jinghong the equity transfer price of RMB97 million and assume other obligations of Meiya Automobile. Moreover, Tianqi Group agreed to be held liable for Jinghong’s breach of certain provisions under the Equity Transfer Agreement if such breach resulted from Tianqi Group’s failure to pay the equity transfer price of RMB97 million to Jinghong under the 2019 Cooperation Agreement. To the knowledge of Tianqi Group, Jinghong has acquired 100% equity of Meiya Automobile under the Equity Transfer Agreement.

Jinghong demanded Tianqi Group to pay for the RMB 97 million equity transfer price on August 21, 2019, but Tianqi Group did not comply. On April 14, 2021, Jinghong issued a notice to Tianqi Group to terminate the 2018 Cooperation Agreement and the 2019 Cooperation Agreement. On May 18, 2022, Jinghong filed a lawsuit to the People’s Court of Jinghai District, Tianjin City (the “Jinghai District Court”), which was amended on May 23, 2022. The amended complaint, which Tianqi Group received on June 10, 2022, requested that (i) the Jinghai District Court confirm that the 2018 Cooperation Agreement and the 2019 Cooperation Agreement were terminated on April 15, 2021; (ii) Tianqi Group pay (a) a total amount of RMB100 million to Jinghong for its various losses under the 2019 Cooperation Agreement, as well as (b) any amounts owed to Tianjin Benefo by Jinghong for its breach of the Equity Transfer Agreement; and (iii) Tianqi Group bear the litigation fee and all other relevant expenses. Tianqi Group then raised jurisdictional objection which was approved by Tianjin Intermediate Court on November 21, 2022, resulting that the case’s jurisdiction would be under the People’s Court of Binhai New District, Tianjin City (the “Binhai District Court”).

As of December 31, 2022, the Group’s management believes that the allegations in the aforementioned lawsuit lack merit, because there was a termination notice issued by Jinghong on April 14, 2021. As of December 31, 2021 and 2022, the Group considered the possibility of the Group to bear the obligation of the payments Jinghong requested was remote, and no liabilities was accrued.

In March 2023, Jinghong applied its amendment to Binhai District Court, requested that (i) the court confirms that the 2018 Cooperation Agreement and the 2019 Cooperation Agreement have been terminated on April 15, 2021; (ii) Tianqi Group pays (a) a total amount of RMB152.5 million to Jinghong for the equity transfer consideration and its various losses under the 2019 Cooperation Agreement, as well as (b) accrued interest at the loan prime rate of People’s Bank of China for the period from May 18, 2022 to the date Tianjin Group settle the payment; and (iii) Tianqi Group bears the litigation fee and all other relevant expenses.

There was a verdict on July 20, 2023 that the Group was ordered to bear the following obligation: (a) equity transfer consideration of RMB97.4 million, (b) disbursement of RMB55.1 million, (c) accrued interest based on the total amount of RMB152.5 million at the loan prime rate of People’s Bank of China for the period from May 18, 2022 to the date Tianjin Group settle the payment, and (d) the litigation fee and all other relevant expenses of RMB0.8 million. Tianqi Group raised a counterclaim to the court, and a final judgement was rendered on November 1, 2023, which upheld the original judgement of the first instance on July 20, 2023. Such obligation was reflected as other income (expenses), net on the consolidated financial statements.

Loop Capital Dispute

On May 3, 2023, a winding up petition was brought by Loop Capital Markets LLC (“Loop Capital”) against ICONIQ before Cayman Grand Court, claiming a total amount of US$10.1 million and 2 million warrants pursuant to an engagement letter dated February 11, 2022. On June 16, 2023, the court ordered a halt in proceedings, directing to pursue mediation and/or arbitration. On September 6, 2023, Loop Capital initiated an arbitration, and the Company participated in the process on September 19, 2023 to proceed with the arbitration. The Company’s management believes that the allegations by Loop Capital were without merit, and the Company intends to vigorously defend the action. As of December 31, 2023, the Group considered the possibility of the Group to bear the obligation of this payments Loop Capital requested is less likely than not.

Guarantee on a shareholder

On August 18, 2022, ICONIQ, Vision Path and Hainan Union entered into a share transfer agreement (the “Share Transfer Agreement”). Under the Share Transfer Agreement, Vision Path transferred 1,000,000 NWTN Class B ordinary shares to Hainan Union with consideration of US$5 million (US$5 per share, as “Purchase Price”). Vision Path agreed to disburse the shortfall between the 200% of the initial investment (US$10 million) and fair value of the shares transferred to Hainan Union or to repurchase such shares at 200% of the Purchase Price, in the event of Hainan Union realizes a return lower than 100% on such shares (the “Redemption Event”) within one year after the Closing Date, or November 11, 2023.

The Redemption Event was defined in the Share Transfer Agreement as (i) 12 months from the effective date, which referred to November 14, 2022, the average closing market price of the Company is lower than 200% of the Purchase Price; (ii) After the lock-up period, which is 6 to 12 months since the effective date, when Hainan Union plans to sell its shares, in whole or in part, at a lower price of 200% of the Purchase Price, and a written notice has been delivered to Vision Path.

Vision Path has pledged 2.6 million Class B ordinary shares (“Pledged Shares”) to Hainan Union. The Pledged Shares could be transferred to Hainan Union as disbursement when the Redemption Event occurs.

Vision Path applied the Purchase Price as a two-year interest-free loan to ICONIQ to support the Group’s normal operations. In connection therewith, ICONIQ has provided a guarantee with joint liability of Vision Path’s contingent repayment for the shortfall of 200% of US$5 million plus penalties and expenses if any, to Hainan Union. The Group would assume joint guarantee obligations arising from Vision Path’s default on the repayment to Hainan Union, and the guarantee is valid until November 11, 2023.

As of December 31, 2022, as market value of the Pledged Shares could cover the shortfall of 200% of US$5 million, the management considers the possibility of the Group to bear the loss contingency is remote, and no liabilities was accrued. As of December 31, 2023 and in the thereafter up to the issuance date of the consolidated financial statements, the guarantee is expired and the Group has not made any payment to Hainan Union on behalf of Vision Path.

Puluo Debt

During 2018, Tianqi Group entered into a series of agreements with Taizhou Puluo New Energy Automobile Equity Investment Enterprise (Limited Partnership) (“Puluo”) and had received several loans from Puluo totaled RMB1.088 billion (approximately US$150.0 million) which was to be repaid in full as of December 31, 2018 (the “Puluo Debts”).

In December 2021, to settle the Puluo Debts, Tianqi Group entered into a series of supplemental agreements (the “New Agreements”) with Puluo, Guozhong Tianhong Asset Management (Tianjin) Co., LTD (“Guozhong Tianhong”), and Tianjin Tuoda. Under the New Agreements, Guozhong Tianhong acquired the Puluo Debts from Puluo, resulting in a payment obligation of RMB1.088 billion by Tianqi Group to Guozhong Tianhong, as well as a payment obligation of RMB1.088 billion by Guozhong Tianhong to Puluo. On the same day, Guozhong Tianhong converted its RMB1.088 billion credit due from Tianqi Group into 10.625% of equity shares of Tianqi Group.

According to the New Agreements, in the event that the Group fails to obtain approval from the SEC and complete a business combination before December 31, 2022, Guozhong Tianhong is obligated to transfer both the Puluo Debts and its equity interest of Tianqi Group to Tianjin Tuoda. Subsequently, on January 1, 2023, Tianjin Tuoda would assume responsibility for repaying the Puluo Debts to Puluo while also acquiring the equity interests of Tianqi Group. However, the consummation of a business combination before December 31, 2022 would require Guozhong Tianhong to pay back Puluo Debts in two installments within a period of two years from the date of the business combination. Additionally, within this same timeframe following completion of the business combination, Tianjin Tuoda will make two installment payments towards indemnifying Puluo (referred to as “Indemnification”). On November 11, 2022, the Company consummated the business combination with East Stone.

According to the New Agreements, the Group assumes joint and several liability (the “Joint and Several Liability”) for both the repayment of the Puluo Debts and the Indemnification from Guozhong Tianhong or Tianjin Tuoda (the “Co-obligator”) to Puluo. Additionaly, Mr. Alan Nan Wu assumes joint and several liability for the repayment of the Indemnification from Tianjin Tuoda to Puluo.

In 2022, eight shareholders of the Group signed letters of support to demonstrate their commitment to providing financial support to Tianjin Tuoda for its indebtedness in the event that the Group fails to complete a business combination, as well as assuming joint and several liability of the Group for the repayment of both the Puluo Debts and the Indemnification. In 2023, (i) two shareholders of the Group signed letters of support to commit their financial support to Tianjin Tuoda and Guozhong Tianhong for the indebtedness, as well as assuming the joint and several liability for the repayment of both the Puluo Debts and the Indemnification, and (ii) Guozhong Tianhong signed a letter to commit its repayment of the debt to Puluo based on its holdings of NWTN ordinary shares (collectively, the “Shareholders’ Support”).

As of December 31, 2021, 2022 and 2023, the Puluo Debts payable by Guozhong Tianhong were US$170.7 million, US$157.7 million and US$153.2 million, and the Indemnification payable by Tianjin Tuoda were US$68.1 million, US$68.7 million and US$71.7 million, respectively.

The management assessed the Joint and Several Liability in accordance with ASC 405-40. As of December 31, 2021, 2022 and 2023, considering that the arrangement did not specify the Company’s payment obligations, no additional payments are anticipated on behalf of the co-obligator with the Shareholders’ Support. Consequently, no liability was recognized as of December 31, 2021, 2022 and 2023.

Investment commitments

The Group is obligated to invest into Hainan Union an amount of US$5 million by November 11, 2024, pursuant to an agreement signed in August 2022 with Hainan Union. As of December 31, 2023, the investment commitment was not reflected in the financial statements. As of the issuance date of the consolidated financial statements, the Group has not made any investment into Hainan Union.